Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Derivative Asset and Liability

	Derivative asset		Derivative liability
	2019	2018	2019	2018
Derivatives for general account
Derivatives not designated in a hedge	10,134	6,904	11,060	6,879
Derivatives designated as fair value hedges	21	30	26	29
Derivatives designated as cash flow hedges	390	289	320	151

Derivatives designated as Net foreign investment hedges	112	115	96	114
	10,658	7,337	11,501	7,174
Derivatives for account of policyholders

Derivatives not designated in a hedge	499	278	114	56
Total derivatives 1)	11,157	7,615	11,616	7,230

1	Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.

Derivatives Not Designated In Hedge - General Account

	Derivative asset		Derivative liability
Derivatives not designated in a hedge – general account	2019	2018	2019	2018
Derivatives held as an economic hedge	10,118	6,808	7,854	4,278
Bifurcated embedded derivatives	16	5	3,197	2,588

Other	-	91	9	12
Total	10,134	6,904	11,060	6,879

Credit Derivative Disclosure By Quality

	2019		2018
Credit derivative disclosure by quality	Notional	Fair value	Notional	Fair value
AAA	10	-	16	-
AA	106	3	97	1
A	915	13	764	10
BBB	3,258	70	3,201	45
BB	97	3	226	5
B or lower	58	-	54	(3)
Total	4,444	89	4,358	57

Summary of Cash Flows are Expected to Occur
The periods when the cash flows are expected to occur are as follows:

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2019 Total
Cash inflows	597	928	875	5,764	8,165
Cash outflows	-	1	3	-	4
Net cash flows	597	927	872	5,764	8,160

	< 1 year	1 – 5 years	5 – 10 years	> 10 years	2018 Total
Cash inflows	95	321	301	5,582	6,299
Cash outflows	-	1	3	-	5
Net cash flows	95	320	297	5,582	6,294